RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Frontline and its subsidiaries (the General Manager, Frontline Management (Bermuda) Limited, Seateam Management Pte Ltd and Frontline 2012), Karpasia, Ship Finance and Seatankers Management Co, Ltd and companies affiliated with it, or Seatankers.

The Former Golden Ocean was considered a related party since September 2014 when we became a majority-owned subsidiary of Frontline 2012 following the acquisition of thirteen of our SPCs by Frontline 2012.

Frontline

In April 2014, we acquired five SPCs from Frontline 2012, each owning a 180,000 dwt Capesize dry bulk newbuilding and our subsidiary acquired a 2013-built Capesize dry bulk carrier, Bulk China (renamed KSL China), from Karpasia. The consideration was settled by the issuance of 15.5 million shares and 3.1 million shares to Frontline 2012 and Hemen (on behalf of Karpasia), respectively, which were recorded at a price of $12.54 per share, $150.0 million was assumed in remaining newbuilding installments in connection with the SPCs acquired from Frontline 2012 and $24.0 million was paid in cash to Karpasia. Cash of $43.4 million was acquired on the purchase of the five SPCs. No other working capital balances were acquired.

In April 2014, we agreed to acquire 25 SPCs from Frontline 2012, each owning a dry bulk newbuilding. In September 2014, we acquired 13 of these SPCs. The consideration for the 13 SPCs was settled by the issuance of 31.0 million of our common shares as consideration to Frontline 2012. The issuance of the 31.0 million shares was recorded at an aggregate value of $356.8 million based on the closing price of $11.51 per share on September 15, 2014, the closing date of the transaction. $490.0 million was assumed in remaining newbuilding installments and cash of $25.1 million was acquired on the purchase of the thirteen SPCs. We acquired the remaining twelve SPCs in March 2015. The consideration for the 12 SPCs was settled by the issuance of 31.0 million of our common shares as consideration to Frontline 2012. The shares were recorded at a price per share of $4.10 or $127.1 million in aggregate. Cash of $108.6 million and cost of newbuildings of $78.2 million were acquired with the SPCs.

In November 2015, in a merger transaction by and among Frontline, Frontline 2012 and Frontline Acquisition Ltd., a wholly-owned subsidiary of Frontline, Frontline Acquisition Ltd. merged with and into Frontline 2012, with the result that Frontline 2012 became a wholly-owned subsidiary of Frontline.

Also in November 2015, we entered into an agreement with New Times Shipbuilding Co. Ltd in China to convert two Capesize dry bulk newbuildings to Suezmax oil tanker newbuildings, with expected delivery in the first quarter of 2017. On November 23, 2015, we agreed to sell these newbuilding contracts to Frontline for $1.9 million. The sale was completed on December 31, 2015 and we recognized a loss of $8.9 million.

Ship Finance

In April 2015, we agreed to a sale and leaseback transaction with Ship Finance for eight Capesize vessels. Five of these vessels (KSL China, Battersea, Belgravia, Golden Future and Golden Zhejiang) were owned by us prior to the completion of the Merger and three vessels (Golden Zhoushan, Golden Beijing and Golden Magnum) were acquired as a result of the Merger. These vessels were built in Korea and China between 2009 and 2013 and were sold en-bloc for an aggregate price of $272.0 million or $34.0 million per vessel on average. The vessels were delivered to Ship Finance in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate is $17,600 during the first seven years and $14,900 in the remaining three years, of which $7,000 is for operating expenses (including dry docking costs). In addition, 33% of our profit from revenues above the daily time charter rate for all eight vessels aggregated will be calculated and paid on a quarterly basis to Ship Finance and the daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, Ship Finance will have the option to extend the charters by three years at $14,900 per day. We incurred $12.1 million of charter hire expenses in 2015 (2014: nil) in respect of the eight vessels.

In 2013, United Freight Carriers LLC, the joint venture acquired in the Merger and of which we own 50%, entered into charter contracts with Ship Finance for four dry bulk carriers. The charter contracts include profit sharing and the joint venture has paid $2.5 million to Ship Finance related to these vessels since April 1, 2015.

We are the commercial manager for twelve dry bulk and eleven container vessel owned and operated by Ship Finance. Pursuant to the management agreements, we receive $125 a day for managing the dry bulk vessels and $65 a day for managing the container vessels.

Seatankers

We are the commercial manager of 21 dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 a day for managing the dry bulk vessels.

Management Agreements

General Management Agreement

Up to March 31, 2015, we were provided with general administrative services by the General Manager. Pursuant to the terms of the Amended General Management Agreement, the General Manager was entitled to a management fee of $2.3 million per annum from January 1, 2010, which was subject to annual adjustments, plus a commission of 1.25% on gross freight revenues from our vessels, 1% of proceeds on the sale of any of our vessels, and 1% of the cost of the purchase of our vessels. In addition, we, in our discretion, awarded equity incentives to the General Manager based upon its performance. Such awards were subject to the approval of the Board. We were responsible for paying all out-of-pocket expenses incurred by the General Manager from third parties in connection with the services provided under the Amended General Management Agreement, such as audit, legal and other professional fees, registration fees and directors' and officers' fees and expenses. The Amended General Management Agreement was terminated on March 31, 2015.

Technical Management

We receive technical management services from the General Manager. Pursuant to the terms of the agreement, Frontline received a management fee of $33,000 per vessel in 2015. This fee is subject to annual review. Frontline also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management

The ship management of our vessels is provided by ship managers subcontracted by the General Manager. Technical management for fourteen vessels (2014: three vessels) is provided by SeaTeam Management Pte. Ltd, a majority owned subsidiary of Frontline.

Other Management Services

We aim to operate efficiently through utilizing competence from Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. Specifically, we receive assistance in relation to consolidation and reporting as well as management of its Sarbanes Oxley compliance from Frontline. We currently pay a fee of $115,000 per quarter for this service.

A summary of net amounts charged by related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
ICB Shipping (Bermuda) Ltd	579	2,315	2,315
Frontline Management (Bermuda) Ltd	13,192	2,962	154
The Former Golden Ocean	134	1,034	408
Ship Finance International Limited	12,060	—	—
Seateam Management Pte Ltd	1,932	562	228

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in 2015, 2014 and 2013 is as follows:

(in thousands of $)	2015	2014	2013
Ship Finance International Limited	560	—	—
Seatankers Management Co Ltd	310	—	—

Net amounts charged to related parties comprise of commercial management fees from April 1, 2015. Such fees were charged by the Former Golden Ocean prior to that.

While comparatives have been given for the year ended December 31, 2013 in the table above, these companies were not considered to be related parties in 2013.

A summary of balances due from related parties as of December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Frontline 2012 Ltd	—	38
Seateam Management Pte Ltd	—	411
Frontline Ltd	4,455	—
Ship Finance International Ltd	36	—
United Freight Carriers LLC	2	—
Seatankers Management Co Ltd	1,139	—
Golden Opus Inc	2,534	—
Management	285	—
	8,451	449

A summary of balances owed to related parties as of December 31, 2015 and 2014 is as follows:

(in thousands of $)	2015	2014
Former Golden Ocean	—	356
Frontline Management (Bermuda) Ltd	3,924	1,558
ICB Shipping (Bermuda) Ltd	—	579
Frontline Ltd	176	62
Seateam Management Pte Ltd	1	—
	4,101	2,555

Receivables and payables with related parties mainly comprise unpaid commercial management fees, newbuilding supervision fees and the amount owed by Frontline in connection with the sale of the two Suezmax newbuilding contracts in December 2015.

In addition certain payables and receivables arise when we pay an invoice on behalf of a related party and vice versa.

We periodically issue RSUs to the board of directors and management companies.